Additional Information-Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses	$ (12,141)	$ (16,132)	$ (17,197)
Interest income	105	104	205
Provision for income taxes	(114)	(292)	(81)
Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	45,418	1,528	20,890
Other comprehensive loss, after reclassification, net of tax Foreign currency translation adjustment	(5,652)	(3,892)	(3,441)
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	23,479	(2,331)	17,459
CDTV Holding [Member]
Operating expenses	(1,241)	(702)	(2,554)
Interest income			4
Equity in earnings of subsidiaries and VIEs	46,864	2,535	23,528
Net income before provision for income taxes	45,623	1,833	20,978
Provision for income taxes	(205)	(305)	(88)
Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	45,418	1,528	20,890
Other comprehensive loss, after reclassification, net of tax Foreign currency translation adjustment	(21,939)	(3,859)	(3,431)
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 23,479	$ (2,331)	$ 17,459